Fair Value Measurements - Warrant liabilities (Details) - Level 3 - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrant liabilities
Fair value - beginning of period	$ 16,241,092	$ 22,024,165	$ 5,652,553
Addition	$ 0	0	0
Change in fair value		$ (5,783,073)	$ 16,371,612
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Fair value - end of period		$ 16,241,092	$ 22,024,165